CUSTOMER CONCENTRATION RISK	6 Months Ended
Apr. 30, 2026
Risks and Uncertainties [Abstract]
CUSTOMER CONCENTRATION RISK

NOTE 11 – CUSTOMER CONCENTRATION RISK

The following is a summary of customers that represent greater than 10% of total sales for the periods presented:

	For the six months ended April 30,
	2026	2025
	(Unaudited)	(Unaudited)
Customer A	100%	–
Customer B	–	68%
Customer C	–	20%
Customer D	–	12%

For the six months ended April 30, 2026, one customer accounted for more than 10% of the Group's total revenue for the period.

For the six months ended April 30, 2025, a few major customers accounted for a significant portion of our revenues, with the largest customer representing 68% of total revenues.

As of October 31, 2025, two customers each accounted for more than 10% of the Company's total accounts receivable, representing 67.08% and 32.92% of total accounts receivable, respectively